Organization and Nature of Business	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Disclosure Text Block [Abstract]
Organization and Nature of Business

Organization

Investview, Inc. was incorporated on January 30, 1946, under the laws of the state of Utah as the Uintah Mountain Copper Mining Company. In January 2005 the Company changed domicile to Nevada, and changed its name to Voxpath Holding, Inc. In September of 2006 the Company merged The Retirement Solution Inc. through a Share Purchase Agreement into Voxpath Holdings, Inc. and then changed its name to TheRetirementSolution.Com, Inc. In October 2008 the Company changed its name to Global Investor Services, Inc., before changing its name to Investview, Inc., on March 27, 2012.

On March 31, 2017, we entered into a Contribution Agreement with the members of Wealth Generators, LLC, a limited liability company (“Wealth Generators”), pursuant to which the Wealth Generators members agreed to contribute 100% of the outstanding securities of Wealth Generators in exchange for an aggregate of 1,358,670,942 shares of our common stock. The closing of the Contribution Agreement was effective April 1, 2017, and Wealth Generators became our wholly owned subsidiary and the former members of Wealth Generators became our stockholders and control the majority of our outstanding common stock.

On June 6, 2017, we entered into an Acquisition Agreement with Market Trend Strategies, LLC, a company whose members are also former members of our management. Under the Acquisition Agreement, we spun-off our operations that existed prior to the merger with Wealth Generators and sold the intangible assets used in those pre-merger operations in exchange for Market Trend Strategies’ assumption of $419,139 in pre-merger liabilities.

On February 28, 2018, we filed a name change for Wealth Generators, LLC to Kuvera, LLC (“Kuvera”) and on May 7, 2018 we established WealthGen Global, LLC as a Utah limited liability company and a wholly owned subsidiary of Investview, Inc.

On July 20, 2018, Investview, Inc. entered into a Purchase Agreement with United Games Marketing LLC, a Utah limited liability company, to purchase its wholly owned subsidiaries United Games, LLC and United League, LLC for 50,000,000 Shares of Investview’s common stock (see Note 9).

Nature of Business

Through our wholly owned subsidiary, Kuvera, we provide research, education, and investment tools designed to assist the self-directed investor in successfully navigating the financial markets. These services include research, trade alerts, and live trading rooms that include instruction in equities, options, FOREX, ETFs, binary options, crowdfunding and cryptocurrency mining services and sector education. In addition to trading tools and research, we also offer full education and software applications to assist the individual in debt reduction, increased savings, budgeting, and proper tax management. Each product subscription includes a core set of trading tools/research along with the personal finance management suite to provide an individual with complete access to the information necessary to cultivate and manage his or her financial situation. Different packages are available through a monthly subscription that can be cancelled at any time at the discretion of the customer. A unique component of the product marketing plan is the distribution method whereby all subscriptions are sold via current participating customers who choose to distribute and sell the services by participating in the bonus plan. The bonus plan participation is purely optional but enables individuals to create an additional income stream to further support their personal financial goals and objectives.

Organization

Investview, Inc. was incorporated on January 30, 1946, under the laws of the state of Utah as the Uintah Mountain Copper Mining Company. In January 2005 the Company changed domicile to Nevada, and changed its name to Voxpath Holding, Inc. In September of 2006 the Company merged The Retirement Solution Inc. through a Share Purchase Agreement into Voxpath Holdings, Inc. and then changed its name to TheRetirementSolution.Com, Inc. and in October 2008 changed its name to Global Investor Services, Inc., before changing its name to Investview, Inc., on March 27, 2012.

On March 31, 2017, we entered into a Contribution Agreement with the members of Wealth Generators, LLC, a limited liability company (“Wealth Generators”), pursuant to which the Wealth Generators members agreed to contribute 100% of the outstanding securities of Wealth Generators in exchange for an aggregate of 1,358,670,942 shares of our common stock. The closing of the Contribution Agreement was effective April 1, 2017, and Wealth Generators became our wholly owned subsidiary and the former members of Wealth Generators became our stockholders and control the majority of our outstanding common stock (see Note 5).

On June 6, 2017, we entered into an Acquisition Agreement with Market Trend Strategies, LLC, a company whose members are also former members of our management. Under the Acquisition Agreement, we spun-off our operations that existed prior to the merger with Wealth Generators and sold the intangible assets used in those pre-merger operations in exchange for Market Trend Strategies’ assumption of $419,139 in pre-merger liabilities.

On February 28, 2018, we filed a name change for Wealth Generators, LLC to Kuvera, LLC (“Kuvera”).

Nature of Business

Through our wholly owned subsidiary, Kuvera, we provide research, education, and investment tools designed to assist the self-directed investor in successfully navigating the financial markets. These services include research, trade alerts, and live trading rooms that include instruction in equities, options, FOREX, ETFs, binary options, crowdfunding and cryptocurrency mining services and sector education. In addition to trading tools and research, we also offer full education and software applications to assist the individual in debt reduction, increased savings, budgeting, and proper tax management. Each product subscription includes a core set of trading tools/research along with the personal finance management suite to provide an individual with complete access to the information necessary to cultivate and manage his or her financial situation. Different packages are available through a monthly subscription that can be cancelled at any time at the discretion of the customer. A unique component of the product marketing plan is the distribution method whereby all subscriptions are sold via current participating customers who choose to distribute and sell the services by participating in the bonus plan. The bonus plan participation is purely optional but enables individuals to create an additional income stream to further support their personal financial goals and objectives.